Total Equity - Other Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Acquisitions of subsidiaries	$ (5.8)	$ 4,647.6
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(611.5)	420.6
Retained earnings
Deconsolidation of Quess	0.0	0.0
Dividends paid to co-investors in Allied World and Brit	(86.5)	(33.2)
Other	(29.4)	120.4
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(185.2)	183.8
Non- controlling interests
Deconsolidation of Quess	(212.5)	0.0
Acquisitions of subsidiaries	(5.8)	2,451.2
Dividends paid to co-investors in Allied World and Brit	86.5	33.2
Other	(67.2)	(202.1)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(419.2)	184.0
The Keg | Retained earnings
Acquisitions of subsidiaries	(9.3)	0.0
The Keg | Non- controlling interests
Acquisitions of subsidiaries	(79.1)	0.0
Brit | Retained earnings
Additional investments in Brit	(63.9)	0.0
Brit | Non- controlling interests
Additional investments in Brit	(233.5)	0.0
Allied World | Retained earnings
Acquisitions of subsidiaries	0.0	(35.7)
Allied World | Non- controlling interests
Acquisitions of subsidiaries	0.0	(193.4)
Quess | Retained earnings
Quess transactions	0.0	135.6
Quess | Non- controlling interests
Deconsolidation of Quess	(212.5)
Quess transactions	0.0	210.0
Fairfax Africa | Retained earnings
Secondary public offering and private placement	3.9	0.0
Fairfax Africa | Non- controlling interests
Secondary public offering and private placement	86.6	0.0
Fairfax India | Retained earnings
Secondary public offering and private placement	0.0	(3.3)
Fairfax India | Non- controlling interests
Secondary public offering and private placement	$ 0.0	$ 336.3